PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2020 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Equity Real Estate Investment Trusts (1.3%)
Digital Realty Trust Inc.	5.20%	10/10/2024	59,000	1,603,620
Public Storage	5.15%	06/02/2022	111,127	2,959,312

Total investment in preferred stocks (1.3%) (cost $4,258,473)				4,562,932

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	286,491	289,654
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	337,597	340,093

Total investment in commercial mortgage-backed securities (0.2%) (cost $627,286)				629,747

Convertible Bond	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Machinery (0.5%)
Fortive Corp.	0.88%	02/15/2022	2,000,000	2,003,794

Total investment in convertible bond (0.5%) (cost $1,892,222)				2,003,794

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (1.4%)
FedEx Corp.	4.75%	11/15/2045	4,000,000	4,949,091

Airlines (0.9%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	558,940	559,729
Southwest Airlines Co.	2.65%	11/05/2020	3,000,000	3,000,550

				3,560,279
Auto Components (0.8%)
APTIV plc	4.25%	01/15/2026	2,500,000	2,860,962

Building Products (1.6%)
Masco Corp.	4.45%	04/01/2025	3,000,000	3,429,058
Masco Corp.	2.00%	10/01/2030	2,000,000	2,000,753

				5,429,811
Capital Markets (0.9%)
Charles Schwab Corp.	3.45%	02/13/2026	3,000,000	3,386,597

Chemicals (1.1%)
Linde plc	3.20%	01/30/2026	3,477,000	3,903,667

Commercial Services & Supplies (1.3%)
Waste Management Inc.	3.50%	05/15/2024	1,500,000	1,641,151
Waste Management Inc.	3.15%	11/15/2027	2,500,000	2,796,057

				4,437,208
Communications Equipment (1.3%)
Cisco Systems Inc.	2.50%	09/20/2026	1,000,000	1,100,809
Cisco Systems Inc.	5.50%	01/15/2040	2,500,000	3,709,055

				4,809,864
Consumer Durables & Apparel (1.1%)
Nike Inc.	2.75%	03/27/2027	3,500,000	3,892,737

Consumer Finance (1.4%)
Mastercard Inc.	2.95%	06/01/2029	4,500,000	5,082,280

Containers & Packaging (2.3%)
Ball Corp.	4.88%	03/15/2026	5,000,000	5,575,000
Sealed Air Corp.	5.25%	04/01/2023	2,500,000	2,637,500

				8,212,500
Equity Real Estate Investment Trusts (1.2%)
Iron Mountain Inc.	5.25%	03/15/2028	2,000,000	2,082,500
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,126,323

				4,208,823
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	1.60%	04/20/2030	3,000,000	3,050,196
Mondelez International Inc.	4.13%	05/07/2028	3,000,000	3,597,293

				6,647,489
Food Products (1.1%)
McCormick & Co.	3.40%	08/15/2027	500,000	562,131
McCormick & Co.	2.50%	04/15/2030	3,000,000	3,208,713

				3,770,844
Health Care Equipment (2.8%)
Becton Dickinson and Co.	6.70%	08/01/2028	2,000,000	2,546,927
Becton Dickinson and Co.	2.82%	05/20/2030	1,500,000	1,617,616
Danaher Corp.	3.35%	09/15/2025	2,000,000	2,232,720
Danaher Corp.	4.38%	09/15/2045	1,000,000	1,287,168
Hologic Inc.	4.38%	10/15/2025	2,500,000	2,556,250

				10,240,681
Health Care Technology (0.6%)
DH Europe Finance II	3.25%	11/15/2039	2,000,000	2,237,111

Household Products (0.8%)
The Clorox Co.	3.50%	12/15/2024	2,500,000	2,780,499

Industrial Conglomerates (1.3%)
Roper Technologies Inc.	2.95%	09/15/2029	2,000,000	2,201,459
Roper Technologies Inc.	2.00%	06/30/2030	2,500,000	2,548,480

				4,749,939
Interactive Media & Services (0.8%)
Alphabet Inc.	1.10%	08/15/2030	3,000,000	2,986,737

Internet & Catalog Retail (1.5%)
Amazon.com Inc.	4.80%	12/05/2034	4,000,000	5,514,593

Life Sciences Tools & Services (1.2%)
Agilent Technologies Inc.	2.75%	09/15/2029	4,000,000	4,336,042

Machinery (4.2%)
Cummins Inc.	4.88%	10/01/2043	2,500,000	3,418,483
Deere & Co.	3.10%	04/15/2030	2,000,000	2,284,451
Deere & Co.	3.75%	04/15/2050	1,500,000	1,879,844
Pentair Finance SA	4.50%	07/01/2029	3,000,000	3,398,074
Xylem Inc.	2.25%	01/30/2031	4,000,000	4,241,019

				15,221,871
Media (1.5%)
Comcast Corp.	4.25%	10/15/2030	4,500,000	5,526,178

Pharmaceuticals (1.4%)
Merck & Co. Inc.	3.40%	03/07/2029	3,500,000	4,077,755
Merck & Co. Inc.	2.45%	06/24/2050	1,000,000	1,003,796

				5,081,551
Retail (1.0%)
Lowe's Companies Inc.	4.50%	04/15/2030	3,000,000	3,721,673

Semiconductor (1.7%)
Intel Corp.	4.80%	10/01/2041	3,000,000	4,042,611
Micron Technology Inc.	4.98%	02/06/2026	1,000,000	1,159,246
Micron Technology Inc.	5.33%	02/06/2029	1,000,000	1,202,654

				6,404,511
Semiconductor Equipment (1.7%)
Applied Materials Inc.	1.75%	06/01/2030	3,500,000	3,606,321
Lam Research Corp.	4.00%	03/15/2029	2,000,000	2,396,419

				6,002,740
Snack & Juice Bars (0.7%)
Starbucks Corp.	2.45%	06/15/2026	2,500,000	2,704,675

Software (5.2%)
Adobe Inc.	3.25%	02/01/2025	2,900,000	3,210,197
Adobe Inc.	2.30%	02/01/2030	1,000,000	1,075,807
Autodesk Inc.	4.38%	06/15/2025	3,630,000	4,164,554
Autodesk Inc.	2.85%	01/15/2030	750,000	820,641
Cadence Design Systems Inc.	4.38%	10/15/2024	3,940,000	4,434,815
Microsoft Corp.	2.40%	08/08/2026	1,500,000	1,638,526
Microsoft Corp.	4.25%	02/06/2047	2,500,000	3,448,032

				18,792,572
Specialty Retail (0.8%)
O'Reilly Automotive Inc.	4.20%	04/01/2030	2,500,000	2,998,075

Technology Hardware (1.4%)
Apple Inc.	2.85%	02/23/2023	2,000,000	2,110,640
Apple Inc.	4.38%	05/13/2045	2,250,000	3,014,457

				5,125,097
Telecom Services GIC (1.3%)
Verizon Communications Inc.	4.02%	12/03/2029	4,000,000	4,789,834

Transportation & Infrastructure (0.9%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	2,500,000	3,372,046

Wireless Telecom Services (0.6%)
SBA Communications Corp.	3.88%	02/15/2027	2,000,000	2,030,000

Total investment in corporate bonds (49.6%) (cost $171,848,442)				179,768,577

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Investment Bank	1.63%	10/09/2029	2,000,000	2,143,709
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	4,539,257
International Finance Corp.	2.00%	10/24/2022	3,000,000	3,110,580
International Finance Corp.	2.13%	04/07/2026	6,000,000	6,530,160

Total investment in supranational bonds (4.6%) (cost $15,141,266)				16,323,706

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	2.88%	10/31/2020	2,000,000	2,004,522
U.S. Treasury	2.25%	03/31/2021	3,000,000	3,031,992
U.S. Treasury	2.38%	03/15/2022	3,000,000	3,097,852
U.S. Treasury	0.13%	06/30/2022	2,000,000	2,000,000
U.S. Treasury	1.75%	07/15/2022	3,000,000	3,087,188
U.S. Treasury	1.88%	08/31/2022	2,000,000	2,066,641
U.S. Treasury	1.38%	02/15/2023	4,000,000	4,116,719
U.S. Treasury	2.50%	03/31/2023	2,000,000	2,117,812
U.S. Treasury	2.88%	10/31/2023	3,000,000	3,249,609
U.S. Treasury	2.50%	01/31/2024	2,000,000	2,154,453
U.S. Treasury	2.38%	02/29/2024	3,000,000	3,224,180

U.S. Treasury	2.13%	03/31/2024	3,000,000	3,203,203
U.S. Treasury	2.00%	05/31/2024	1,000,000	1,065,976
U.S. Treasury	1.75%	06/30/2024	2,000,000	2,116,250
U.S. Treasury	1.75%	07/31/2024	3,000,000	3,177,656
U.S. Treasury	1.25%	08/31/2024	2,000,000	2,081,172
U.S. Treasury	2.25%	11/15/2024	3,000,000	3,249,141
U.S. Treasury	1.50%	11/30/2024	2,000,000	2,105,938
U.S. Treasury	1.38%	01/31/2025	1,500,000	1,573,769
U.S. Treasury	2.00%	02/15/2025	3,000,000	3,229,805
U.S. Treasury	0.50%	03/31/2025	1,000,000	1,011,601
U.S. Treasury	0.38%	04/30/2025	2,000,000	2,011,797
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,999,297
U.S. Treasury	2.25%	11/15/2025	3,000,000	3,298,125
U.S. Treasury	2.63%	01/31/2026	2,000,000	2,245,000
U.S. Treasury	2.25%	03/31/2026	2,000,000	2,209,609
U.S. Treasury	1.88%	07/31/2026	4,000,000	4,350,469
U.S. Treasury	2.00%	11/15/2026	3,000,000	3,293,555
U.S. Treasury	1.63%	11/30/2026	2,000,000	2,150,937
U.S. Treasury	2.25%	02/15/2027	2,000,000	2,233,281
U.S. Treasury	0.63%	03/31/2027	1,000,000	1,013,125
U.S. Treasury	2.38%	05/15/2027	3,000,000	3,382,383
U.S. Treasury	0.50%	06/30/2027	2,000,000	2,007,734
U.S. Treasury	2.25%	08/15/2027	3,000,000	3,365,508
U.S. Treasury	2.75%	02/15/2028	3,000,000	3,491,133
U.S. Treasury	2.88%	05/15/2028	3,000,000	3,531,094
U.S. Treasury	2.88%	08/15/2028	3,000,000	3,542,930
U.S. Treasury	3.13%	11/15/2028	2,000,000	2,410,312
U.S. Treasury	2.63%	02/15/2029	2,000,000	2,337,031
U.S. Treasury	2.38%	05/15/2029	2,000,000	2,302,266
U.S. Treasury	1.63%	08/15/2029	1,500,000	1,633,594
U.S. Treasury	1.75%	11/15/2029	2,000,000	2,203,047
U.S. Treasury	1.50%	02/15/2030	3,000,000	3,238,125
U.S. Treasury	0.63%	05/15/2030	7,000,000	6,979,219
U.S. Treasury	3.50%	02/15/2039	2,000,000	2,811,172
U.S. Treasury	3.13%	11/15/2041	1,000,000	1,353,555
U.S. Treasury	2.75%	08/15/2042	1,000,000	1,283,711
U.S. Treasury	3.00%	05/15/2045	1,000,000	1,341,680
U.S. Treasury	2.50%	02/15/2046	1,500,000	1,856,308
U.S. Treasury	3.00%	08/15/2048	2,000,000	2,732,266
U.S. Treasury	3.00%	02/15/2049	500,000	685,254
U.S. Treasury	2.88%	05/15/2049	2,000,000	2,685,078
U.S. Treasury	2.25%	08/15/2049	1,000,000	1,192,695
U.S. Treasury	2.00%	02/15/2050	2,000,000	2,269,062
U.S. Treasury	1.25%	05/15/2050	1,000,000	950,625
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,149,600	1,166,372
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,144,770	1,162,970
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,092,590	1,186,314
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,236,780	1,506,730
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,253,920	2,781,126

Total investment in U.S. government treasury bonds (40.2%) (cost $134,527,274)				145,159,968

Total investment in long-term securities (96.4%) (cost $328,294,963)				348,448,724

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (2.9%)
BBH Cash Management Service
JPMorgan Chase, New York	0.01%	10/01/2020	10,482,110	10,482,110

Total short-term securities (2.9%) (cost $10,482,110)				10,482,110

Total securities (99.3%) (cost $338,777,073)				358,930,834

Other assets and liabilities (0.7%)				2,461,782

Total net assets (100.0%)				361,392,616

plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security

The portfolio of investments as of September 30, 2020 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fixed Income Fund
Cost of long-term investments	$328,294,963

Unrealized appreciation	$21,016,115
Unrealized depreciation	(862,354)

Net unrealized appreciation	$20,153,761

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2020, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$4,562,932	$—	$—	$4,562,932
Commercial Mortgage-Backed Securities	—	629,747	—	629,747
Convertible Bond	—	2,003,794	—	2,003,794
Corporate Bonds	—	179,768,577	—	179,768,577
Supranational Bonds	—	16,323,706	—	16,323,706
U.S. Government Treasury Bonds	—	145,159,968	—	145,159,968
Short-Term Investments	10,482,110	—	—	10,482,110

Total	$15,045,042	$343,885,792	$—	$358,930,834

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Funds' audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.